FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial Instruments Reported at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Levels in the fair value hierarchy into which the financial instruments were categorized
Transfer of asset from level 1 to level 2	$ 0	$ 0
Transfer of asset from level 2 to level 1	0	0
Transfer of liabilities from level 1 to level 2	0	0
Transfer of liabilities from level 2 to level 1	0	0
Recurring basis
Levels in the fair value hierarchy into which the financial instruments were categorized
Loans held for sale	30,612	203,006
Recurring basis | Mortgage servicing rights
Levels in the fair value hierarchy into which the financial instruments were categorized
Derivative assets	61,800	58,889
Recurring basis | Loan commitments
Levels in the fair value hierarchy into which the financial instruments were categorized
Derivative assets	8,450	3,082
Recurring basis | Forward sale commitments
Levels in the fair value hierarchy into which the financial instruments were categorized
Derivative assets	25	116
Derivative liabilities	(1,868)	(1,528)
Recurring basis | MSR purchase commitment
Levels in the fair value hierarchy into which the financial instruments were categorized
Derivative assets	330
Recurring basis | Level II
Levels in the fair value hierarchy into which the financial instruments were categorized
Loans held for sale	30,612	203,006
Recurring basis | Level III | Mortgage servicing rights
Levels in the fair value hierarchy into which the financial instruments were categorized
Derivative assets	61,800	58,889
Recurring basis | Level III | Loan commitments
Levels in the fair value hierarchy into which the financial instruments were categorized
Derivative assets	8,450	3,082
Recurring basis | Level III | Forward sale commitments
Levels in the fair value hierarchy into which the financial instruments were categorized
Derivative assets	25	116
Derivative liabilities	(1,868)	$ (1,528)
Recurring basis | Level III | MSR purchase commitment
Levels in the fair value hierarchy into which the financial instruments were categorized
Derivative assets	$ 330